Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
VAT recoverable		¥ 9,740	$ 1,356	¥ 15,134
Prepaid expense		4,641	698	5,607
Investment buyback receivable	[1]	30,000	4,290	30,000
Loans receivable	[2]	18,335	2,622	21,700
Other receivables		7,226	1,036	2,309
Total		69,942	10,002	74,750
Less: allowance for credit losses		(46,335)	(6,626)	(46,335)
Prepaid expenses and other current assets, net		¥ 23,607	$ 3,376	¥ 28,415

[1]	The Company invested RMB30,000 in Yieryi for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000. On August 25, 2023, such shareholder and his related party pledged their ownership of 1.3 million ordinary shares of the Company to ensure the recoverability of the receivable balance. On March 22, 2024, such shareholder and his related party further pledged their ownership of 2,969,114 ordinary shares of the Company to ensure the recoverability of the receivable balance. The Company made full allowance of RMB30,000 in the year ended December 31, 2024, due to uncertainty of collectability.
[2]	The balance represents amount lent to several third parties with various interest rate for working capital purpose.